Leases - Additional Information (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Cash Paid for Operating Lease	$ 1.4	$ 1.0	$ 1.4	$ 0.8
Operating Lease Expense	$ 1.1	$ 1.1	$ 1.7	$ 1.0